GENERAL (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Results of Discontinued Operations

The results of the discontinued operations in prior periods’ comparable results, assets and liabilities have been retroactively included in discontinued operations as separate line items in the statements of operations and balance sheets, are presented below:

F - 12

RADA ELECTRONIC INDUSTRIES LTD.

AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 1:-GENERAL (Cont.)

	Year ended December 31,
	2020	2019	2018

Revenues	$-	$-	$750
Cost of sales	-	-	(787)
Operating expenses	-	-	(208)
Operating loss	-	-	(245)

Net loss	-	-	(245)

Loss from sale of subsidiary	-	(115)	(159)
Net loss from discontinued operations	$-	$(115)	$(404)